Acquisitions and Sale of Businesses Actual and Pro Forma Impact (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Pro forma net sales		$ 21,792	$ 21,600
Pro forma net income from continuing operations attributable to Eaton ordinary shareholders		1,702	1,695
Pro forma diluted earnings per share from continuing operations		$ 3.55	$ 3.60
Cooper net sales	470
Cooper net income	$ 66